Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 10 - Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Net loss available for stockholders	$(981,054)	$(389,820)	$(4,034,506)	$(3,620,396)
Weighted average outstanding shares of common stock	137,153,770	84,143,586	123,840,788	80,677,887
Dilutive effect of stock options and warrants	--	--	--	--
Common stock and equivalents	84,143,586	84,143,586	80,677,887	80,677,887

Net loss per share – Basic and diluted	$(0.01)	$(0.005)	$(0.03)	$(0.04)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.

	September 30
	2017	2016
Stock options	4,000,000	4,000,000
Common stock warrants	71,175,986	51,317,075
Common stock issuable	7,420,635	390,412
Convertible notes	20,169,776	15,698,045
Convertible preferred stock	4,377,270	6,100,000
Convertible preferred stock issuable	--	3,636,360
Total	106,743,667	81,141,892

Total exercisable at September 30	99,323,032	77,115,120

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2016	2015
Net loss available for stockholders	$(844,169)	$(6,923,100)
Weighted average outstanding shares of common stock	84,894,351	64,586,781
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	84,894,351	64,586,781

Net loss per share – Basic and diluted	$(0.01)	$(0.10)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position. The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2016	2015
Stock options	4,000,000	10,000,000
Common stock warrants	59,932,917	29,651,275
Common stock issuable	821,364	701,018
Common stock issuable – warrants	--	226,191
Convertible notes	19,287,020	3,586,915
Convertible preferred stock	9,436,360	6,800,000
Convertible preferred stock issuable	927,270
Total	94,404,931	50,965,399
Total exercisable at December 31	89,019,937	46,038,190